Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 96.7%
Australia – 5.8%
415,163 ANZ Group Holdings Ltd. (Banks) $ 6,809,366
93,257 BHP Group Ltd. (Materials) 2,619,667
100,708 BlueScope Steel Ltd. (Materials) 1,247,118
40,551 Brambles Ltd. (Commercial &
Professional Services) 372,523
13,268 Cochlear Ltd. (Health Care
Equipment & Services) 2,173,077
157,200 Coles Group Ltd. (Consumer
Staples Distribution & Retail) 1,568,991
148,307 Commonwealth Bank of Australia
(Banks) 9,473,270
543,964 Glencore PLC (Materials) 3,097,611
1,288,728 Insurance Australia Group Ltd.
(Insurance) 4,674,928
1,325,923 Scentre Group REIT (Equity Real
Estate Investment Trusts (REITs)) 2,083,510
193,115 Telstra Group Ltd.
(Telecommunication Services) 477,118
1,108,034 Vicinity Ltd. REIT (Equity Real
Estate Investment Trusts (REITs)) 1,200,834
238,189 Woolworths Group Ltd. (Consumer
Staples Distribution & Retail) 5,702,533
41,500,546
Austria – 0.5%
15,516 BAWAG Group AG (Banks)*
(a)
709,175
42,646 Erste Group Bank AG (Banks) 1,472,861
76,608 Raiffeisen Bank International AG
(Banks)* 1,116,201
3,298,237
Belgium – 0.6%
17,767 Ageas SA/NV (Insurance) 731,760
7,818 D’ieteren Group (Consumer
Discretionary Distribution &
Retail) 1,318,067
22,986 Etablissements Franz Colruyt NV
(Consumer Staples Distribution &
Retail) 993,645
65,376 Euronav NV (Energy) 1,061,665
21,040 Fagron (Health Care Equipment &
Services) 357,792
4,462,929
China – 0.9%
221,107 Prosus NV (Consumer
Discretionary Distribution &
Retail)* 6,526,733
Denmark – 4.4%
804 AP Moller - Maersk A/S, Class B
(Transportation) 1,446,311
2,876 D/S Norden A/S (Transportation) 159,734
14,317 Genmab A/S (Pharmaceuticals,
Biotechnology & Life Sciences)* 5,068,943
62,200 Jyske Bank A/S (Banks)* 4,537,118
197,579 Novo Nordisk A/S, Class B
(Pharmaceuticals, Biotechnology &
Life Sciences) 17,989,818
20,486 Pandora A/S (Consumer Durables
& Apparel) 2,113,977
Shares Description Value
a
Common Stocks – (continued)
Denmark – (continued)
1,964 Sydbank AS (Banks) $ 93,227
31,409,128
Finland – 0.2%
131,110 Nokia OYJ (Technology Hardware
& Equipment) 492,984
84,390 Nordea Bank Abp (Banks) 925,229
1,418,213
France – 10.6%
50,775 Air Liquide SA (Materials) 8,552,119
71,229 Airbus SE (Capital Goods) 9,533,899
1,224 Alten SA (Software & Services) 160,615
2,784 Christian Dior SE (Consumer
Durables & Apparel) 2,045,513
99,170 Cie Generale des Etablissements
Michelin SCA (Automobiles &
Components) 3,035,295
27,437 Dassault Aviation SA (Capital
Goods) 5,167,760
94,260 Dassault Systemes (Software &
Services) 3,501,047
84,873 Edenred (Financial Services) 5,309,321
27,022 Eiffage SA (Capital Goods) 2,564,866
203,252 Engie SA (Utilities) 3,117,109
2,328 Hermes International (Consumer
Durables & Apparel) 4,243,546
28,785 Legrand SA (Capital Goods) 2,644,948
5,560 LVMH Moet Hennessy Louis
Vuitton SE (Consumer Durables &
Apparel) 4,196,861
72,358 Publicis Groupe SA (Media &
Entertainment) 5,476,975
97,994 Rexel SA (Capital Goods) 2,195,652
44,041 Safran SA (Capital Goods) 6,901,635
71,226 SCOR SE (Insurance) 2,211,345
56,498 Societe Generale SA (Banks) 1,367,118
18,775 Thales SA (Capital Goods) 2,638,700
31,828 Veolia Environnement SA
(Utilities) 920,026
3,070 Vinci SA (Capital Goods) 339,638
76,123,988
Georgia – 0.1%
25,035 TBC Bank Group PLC (Banks) 911,775
Germany – 6.8%
21,094 Bayerische Motoren Werke AG
(Automobiles & Components) 2,142,459
15,783 Beiersdorf AG (Household &
Personal Products) 2,035,837
62,598 Brenntag SE (Capital Goods) 4,843,631
2,343 CompuGroup Medical SE & Co.
KgaA (Health Care Equipment &
Services) 91,491
21,910 DWS Group GmbH & Co. KGaA
(Financial Services)
(a)
743,997
465,118 E.ON SE (Utilities) 5,500,493
21,355 Hannover Rueck SE (Insurance) 4,685,691
2,010 Hapag-Lloyd AG (Transportation)
(a)
364,260

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Germany – (continued)
220,741 Infineon Technologies AG
(Semiconductors & Semiconductor
Equipment) $ 7,311,112
14,438 MTU Aero Engines AG (Capital
Goods) 2,614,862
18,208 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Insurance) 7,091,161
1,094 Rheinmetall AG (Capital Goods) 281,433
84,198 SAP SE (Software & Services) 10,898,766
14,784 TeamViewer SE (Software &
Services)*
(a)
248,483
48,853,676
Hong Kong – 1.6%
1,104,400 AIA Group Ltd. (Insurance) 8,931,445
376,000 Swire Pacific Ltd., Class A
(Real Estate Management &
Development) 2,532,555
11,464,000
Ireland – 0.0%
159,823 Greencore Group PLC (Food,
Beverage & Tobacco)* 148,005
Israel – 0.2%
91,186 Plus500 Ltd. (Financial Services) 1,531,996
Italy – 2.4%
17,519 Banca IFIS SpA (Financial
Services) 302,021
131,166 Banca Mediolanum SpA (Financial
Services) 1,117,718
981,231 Banco BPM SpA (Banks) 4,673,125
67,620 Leonardo SpA (Capital Goods) 973,990
3,003 Prysmian SpA (Capital Goods) 120,535
20,024 Recordati Industria Chimica
e Farmaceutica SpA
(Pharmaceuticals, Biotechnology &
Life Sciences) 943,638
380,894 UniCredit SpA (Banks) 9,075,335
43,999 Unipol Gruppo SpA (Insurance) 237,477
17,443,839
Japan – 25.2%
82,900 Aisan Industry Co. Ltd.
(Automobiles & Components) 740,903
142,500 Aisin Corp. (Automobiles &
Components) 5,384,368
13,200 Arcs Co. Ltd. (Consumer Staples
Distribution & Retail) 240,471
165,900 Astellas Pharma, Inc.
(Pharmaceuticals, Biotechnology &
Life Sciences) 2,296,326
7,400 Canon Marketing Japan, Inc.
(Technology Hardware &
Equipment) 191,859
27,200 Chubu Electric Power Co., Inc.
(Utilities) 346,253
123,100 Coca-Cola Bottlers Japan Holdings,
Inc. (Food, Beverage & Tobacco) 1,617,419
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
11,700 Daiichi Jitsugyo Co. Ltd. (Capital
Goods) $ 145,638
186,400 Daiwa House Industry Co. Ltd.
(Real Estate Management &
Development) 5,002,865
23,300 Eagle Industry Co. Ltd.
(Automobiles & Components) 263,702
17,000 Exedy Corp. (Automobiles &
Components) 297,199
5,700 Fuso Pharmaceutical Industries
Ltd. (Pharmaceuticals,
Biotechnology & Life Sciences) 75,197
2,300 Godo Steel Ltd. (Materials) 70,572
593,700 Honda Motor Co. Ltd.
(Automobiles & Components) 6,678,945
7,900 Hulic Co. Ltd. (Real Estate
Management & Development) 70,838
220,100 Inpex Corp. (Energy) 3,301,133
60,100 Isetan Mitsukoshi Holdings
Ltd. (Consumer Discretionary
Distribution & Retail) 696,267
11,800 Isuzu Motors Ltd. (Automobiles &
Components) 148,345
123,000 ITOCHU Corp. (Capital Goods) 4,442,014
9,600 Itoki Corp. (Commercial &
Professional Services) 96,733
40,500 J Front Retailing Co. Ltd.
(Consumer Discretionary
Distribution & Retail) 414,458
150,200 Japan Post Holdings Co. Ltd.
(Insurance) 1,201,621
44,700 Japan Post Insurance Co. Ltd.
(Insurance) 751,781
333,700 JFE Holdings, Inc. (Materials) 4,886,803
3,800 Kaga Electronics Co. Ltd.
(Technology Hardware &
Equipment) 164,614
4,900 Kato Sangyo Co. Ltd. (Consumer
Staples Distribution & Retail) 130,183
14,700 KDDI Corp. (Telecommunication
Services) 449,974
463,300 Kobe Steel Ltd. (Materials) 6,034,413
7,200 Kokuyo Co. Ltd. (Commercial &
Professional Services) 114,099
227,900 Komatsu Ltd. (Capital Goods) 6,146,723
43,100 Kyoei Steel Ltd. (Materials) 573,150
15,800 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 657,559
140,700 Marubeni Corp. (Capital Goods) 2,193,266
493,600 Mazda Motor Corp. (Automobiles
& Components) 5,604,579
8,300 Mimasu Semiconductor Industry
Co. Ltd. (Semiconductors &
Semiconductor Equipment) 153,942
139,300 Mitsubishi Corp. (Capital Goods) 6,637,692
78,400 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 1,022,808

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
942,400 Mitsubishi HC Capital, Inc.
(Financial Services) $ 6,279,284
106,700 Mitsubishi Heavy Industries Ltd.
(Capital Goods) 5,951,397
18,200 Mitsubishi Logisnext Co. Ltd.
(Capital Goods) 166,109
32,500 Mitsubishi Motors Corp.
(Automobiles & Components) 141,645
61,100 Mitsubishi Shokuhin Co. Ltd.
(Consumer Staples Distribution &
Retail) 1,594,827
444,200 Mitsubishi UFJ Financial Group,
Inc. (Banks) 3,764,220
232,800 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 5,127,191
19,800 Mizuho Leasing Co. Ltd. (Financial
Services) 649,628
3,700 Mochida Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 82,426
143,100 MS&AD Insurance Group
Holdings, Inc. (Insurance) 5,236,647
73,100 NEC Corp. (Software & Services) 4,036,775
7,800 Nikkon Holdings Co. Ltd.
(Transportation) 164,827
63,900 Nippn Corp. (Food, Beverage &
Tobacco) 928,863
234,900 Nippon Steel Corp. (Materials) 5,503,271
16,800 Nippon Yusen KK (Transportation) 436,209
1,184,700 Nissan Motor Co. Ltd.
(Automobiles & Components) 5,228,369
8,200 Nisshin Oillio Group Ltd. (The)
(Food, Beverage & Tobacco) 229,491
30,200 Nomura Real Estate Holdings,
Inc. (Real Estate Management &
Development) 758,188
216,700 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 4,155,956
3,300 Otsuka Corp. (Software &
Services) 139,618
138,200 Otsuka Holdings Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 4,906,807
6,000 Oyo Corp. (Commercial &
Professional Services) 99,915
52,500 Paramount Bed Holdings Co.
Ltd. (Health Care Equipment &
Services) 826,231
11,100 Riken Corp. (Automobiles &
Components) 270,564
7,000 San-A Co. Ltd. (Consumer Staples
Distribution & Retail) 223,810
487,600 Santen Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 4,473,918
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
72,800 SCREEN Holdings Co. Ltd.
(Semiconductors & Semiconductor
Equipment) $ 3,537,797
58,600 Sekisui Chemical Co. Ltd.
(Consumer Durables & Apparel) 843,075
243,500 Sekisui House Ltd. (Consumer
Durables & Apparel) 4,846,001
48,300 Seven & i Holdings Co. Ltd.
(Consumer Staples Distribution &
Retail) 1,890,955
72,800 Shikoku Electric Power Co., Inc.
(Utilities) 497,746
5,500 Showa Sangyo Co. Ltd. (Food,
Beverage & Tobacco) 112,394
16,000 Sintokogio Ltd. (Capital Goods) 116,984
27,800 SKY Perfect JSAT Holdings, Inc.
(Media & Entertainment) 129,995
103,200 SoftBank Group Corp.
(Telecommunication Services) 4,347,356
29,400 Sojitz Corp. (Capital Goods) 644,025
86,000 Sompo Holdings, Inc. (Insurance) 3,685,683
15,700 Subaru Corp. (Automobiles &
Components) 305,278
276,500 Sumitomo Corp. (Capital Goods) 5,518,368
185,700 Sumitomo Realty & Development
Co. Ltd. (Real Estate Management
& Development) 4,821,058
18,300 T&D Holdings, Inc. (Insurance) 300,944
289,300 Takashimaya Co. Ltd. (Consumer
Discretionary Distribution &
Retail) 4,237,962
162,900 Tokio Marine Holdings, Inc.
(Insurance) 3,771,738
114,800 Tokyo Century Corp. (Financial
Services) 4,575,997
8,700 Tokyo Steel Manufacturing Co.
Ltd. (Materials) 97,997
4,000 Tokyo Tekko Co. Ltd. (Materials) 94,420
780,700 Tokyu Fudosan Holdings Corp.
(Real Estate Management &
Development) 4,797,058
4,600 Towa Pharmaceutical Co. Ltd.
(Pharmaceuticals, Biotechnology &
Life Sciences) 87,342
44,100 Toyota Motor Corp. (Automobiles
& Components) 791,169
9,600 Yellow Hat Ltd. (Consumer
Discretionary Distribution &
Retail) 121,795
180,794,035
Netherlands – 4.7%
27,012 ASML Holding NV
(Semiconductors & Semiconductor
Equipment) 15,903,335
3,977 Eurocommercial Properties
NV REIT (Equity Real Estate
Investment Trusts (REITs)) 88,160
19,535 EXOR NV (Financial Services) 1,727,845
43,699 Fugro NV (Capital Goods)* 669,922

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
Netherlands – (continued)
190,751 Koninklijke Ahold Delhaize NV
(Consumer Staples Distribution &
Retail) $ 5,749,179
243,461 Shell PLC (Energy) 7,837,717
28,729 Shell PLC ADR (Energy) 1,849,573
33,825,731
New Zealand – 0.3%
25,071 Xero Ltd. (Software & Services)* 1,803,053
Norway – 2.0%
249,322 Aker BP ASA (Energy) 6,884,294
66,696 Aker Solutions ASA (Energy) 268,368
4,759 DNB Bank ASA (Banks) 95,617
94,799 Kongsberg Gruppen ASA (Capital
Goods) 3,907,008
146,255 Odfjell Drilling Ltd. (Energy) 515,687
1,973,382 PGS ASA (Energy)* 1,714,682
14,034 Protector Forsikring ASA
(Insurance) 227,501
25,038 TGS ASA (Energy) 341,758
82,184 Wallenius Wilhelmsen ASA
(Transportation) 648,657
14,603,572
Singapore – 2.9%
191,282 Hafnia Ltd. (Energy) 1,186,426
324,200 Keppel Corp. Ltd. (Capital Goods) 1,609,922
606,000 Oversea-Chinese Banking Corp.
Ltd. (Banks) 5,667,345
1,444,037 Seatrium Ltd. (Capital Goods)* 141,199
432,700 Sembcorp Industries Ltd. (Utilities) 1,608,298
91,100 Singapore Exchange Ltd. (Financial
Services) 648,087
128,044 STMicroelectronics NV
(Semiconductors & Semiconductor
Equipment) 5,521,655
197,800 United Overseas Bank Ltd. (Banks) 4,119,800
20,502,732
South Africa – 0.3%
87,352 Anglo American PLC (Materials) 2,398,653
Spain – 2.8%
87,963 Amadeus IT Group SA (Consumer
Services) 5,313,206
353,675 Banco Bilbao Vizcaya Argentaria
SA (Banks) 2,862,269
449,152 Bankinter SA (Banks) 2,857,503
19,592 Gestamp Automocion SA
(Automobiles & Components)
(a)
81,675
215,532 Industria de Diseno Textil
SA (Consumer Discretionary
Distribution & Retail) 8,020,394
80,375 Merlin Properties Socimi SA REIT
(Equity Real Estate Investment
Trusts (REITs)) 676,263
19,811,310
Sweden – 3.8%
52,742 Evolution AB (Consumer
Services)
(a)
5,322,157
Shares Description Value
a
Common Stocks – (continued)
Sweden – (continued)
105,079 H & M Hennes & Mauritz AB,
Class B (Consumer Discretionary
Distribution & Retail) $ 1,490,042
11,495 Saab AB, Class B (Capital Goods) 585,045
185,617 Skandinaviska Enskilda Banken
AB, Class A (Banks) 2,212,899
287,737 SKF AB, Class B (Capital Goods) 4,776,879
286,374 SSAB AB, Class B (Materials) 1,571,038
28,819 Swedbank AB, Class A (Banks) 529,734
170,340 Trelleborg AB, Class B (Capital
Goods) 4,232,242
304,070 Volvo AB, Class B (Capital Goods) 6,263,124
28,997 Volvo Car AB, Class B
(Automobiles & Components)* 117,288
27,100,448
Switzerland – 4.8%
198,593 ABB Ltd. (Capital Goods) 7,088,422
131,322 Aryzta AG (Food, Beverage &
Tobacco)* 224,611
10 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage &
Tobacco) 1,094,958
11 Chocoladefabriken Lindt &
Spruengli AG (Food, Beverage &
Tobacco) 122,238
155,129 Novartis AG (Pharmaceuticals,
Biotechnology & Life Sciences) 15,843,114
329,843 UBS Group AG (Financial
Services) 8,124,756
4,375 Zurich Insurance Group AG
(Insurance) 2,001,806
34,499,905
United Kingdom – 9.5%
15,619 AG Barr PLC (Food, Beverage &
Tobacco) 93,569
60,665 AstraZeneca PLC ADR
(Pharmaceuticals, Biotechnology &
Life Sciences) 4,108,234
665,010 Aviva PLC (Insurance) 3,147,600
193,225 BAE Systems PLC (Capital Goods) 2,348,041
75,591 BP PLC ADR (Energy) 2,926,884
52,825 British American Tobacco PLC
(Food, Beverage & Tobacco) 1,658,637
182,707 British American Tobacco PLC
ADR (Food, Beverage & Tobacco) 5,738,827
1,979,325 Centrica PLC (Utilities) 3,722,939
46,000 CK Hutchison Holdings Ltd.
(Capital Goods) 244,218
299,227 Compass Group PLC (Consumer
Services) 7,283,667
59,730 Dunelm Group PLC (Consumer
Discretionary Distribution &
Retail) 765,204
203,747 Imperial Brands PLC (Food,
Beverage & Tobacco) 4,133,300
505,551 Informa PLC (Media &
Entertainment) 4,616,429
250,692 Investec PLC (Financial Services) 1,473,373

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
142,594 Lancashire Holdings Ltd.
(Insurance) $ 1,026,476
283,498 M&G PLC (Financial Services) 679,238
647,794 Marks & Spencer Group PLC
(Consumer Staples Distribution &
Retail)* 1,863,199
83,336 National Grid PLC ADR
(Utilities)
(b)
5,052,662
27,374 NatWest Group PLC ADR
(Banks)
(c)
159,590
52,890 Pearson PLC ADR (Consumer
Services) 557,461
29,693 Redrow PLC (Consumer Durables
& Apparel) 178,662
2,041,026 Rolls-Royce Holdings PLC (Capital
Goods)* 5,468,697
277,229 Sage Group PLC (The) (Software
& Services) 3,336,150
215,029 Smiths Group PLC (Capital Goods) 4,233,487
838,160 Tesco PLC (Consumer Staples
Distribution & Retail) 2,695,932
137,042 Virgin Money UK PLC (Banks) 275,378
67,787,854
United States – 6.3%
41,897 GSK PLC ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 1,518,766
235,089 Haleon PLC ADR (Household &
Personal Products) 1,958,291
68,323 Holcim AG (Materials)* 4,373,280
66,457 Nestle SA (Food, Beverage &
Tobacco) 7,522,668
20,325 Roche Holding AG
(Pharmaceuticals, Biotechnology &
Life Sciences) 5,548,748
39,000 Samsonite International SA
(Consumer Durables & Apparel)*
(a)
133,369
92,593 Sanofi (Pharmaceuticals,
Biotechnology & Life Sciences) 9,942,204
6,662 Sanofi ADR (Pharmaceuticals,
Biotechnology & Life Sciences) 357,350
367,409 Stellantis NV (Automobiles &
Components) 7,035,310
17,909 Swiss Re AG (Insurance) 1,839,261
299,139 Tenaris SA (Energy) 4,725,190
44,954,437
TOTAL COMMON STOCKS
(Cost $618,330,200)
693,174,795
Shares Description Rate Value
Preferred Stock – 0.7%
Germany – 0.7%
73,471 Henkel AG & Co.
KGaA (Household &
Personal Products) 2.74%
(Cost $5,441,220)
$ 5,231,836
TOTAL INVESTMENTS BEFORE SECURITIES
LENDING REINVESTMENT VEHICLE
(Cost $623,771,420)
698,406,631
Shares
Dividend
Rate Value
a
Securities Lending Reinvestment Vehicle – 0.0%
(d)
a a a a
Goldman Sachs Financial Square
Government Fund – Institutional
Shares
75,600 5.240% 75,600
(Cost $75,600)
TOTAL INVESTMENTS – 97.4%
(Cost $623,847,020)
$ 698,482,231
OTHER ASSETS IN EXCESS OF LIABILITIES
– 2.6%
18,579,499
NET ASSETS – 100.0%
$ 717,061,730
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) All or portion of security is pledged as collateral for futures contracts. Total market value of securities pledged as collateral on futures contracts amounts to $1,054,356, which represents approximately 0.1% of net assets as of September 30, 2023.
(c) All or a portion of security is on loan.
(d) Represents an affiliated issuer.
Investment Abbreviations:
ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs International Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Additional Investment Information
**End swaps header**
Sector Name
% of
Market
Value
Financials 21.3%
Industrials 16.9
Consumer Discretionary 14.3
Health Care 11.6
Information Technology 8.2
Consumer Staples 7.9
Materials 5.9
Energy 4.7
Real Estate 4.0
Utilities 3.0
Communication Services 2.2
Securities Lending Reinvestment Vehicle 0.0
TOTAL INVESTMENTS
100.0%
FUTURES CONTRACTS
— At September 30, 2023, the Fund had the following futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long position contracts:
EURO STOXX 50 Index 85 12/15/23 $ 3,777,979 $ (75,404)
FTSE 100 Index 14 12/15/23 1,310,315 21,302
MSCI Singapore Index 5 10/30/23 104,481 1,843
SPI 200 Index 5 12/21/23 569,493 (13,015)
TOPIX Index 13 12/07/23 2,021,246 (8,657)
Total Futures Contracts
$ (73,931)

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – 98.1%
Aerospace & Defense – 1.2%
1,581 Curtiss-Wright Corp. $ 309,291
12,658 Hexcel Corp. 824,542
312,092 Howmet Aerospace, Inc. 14,434,255
12,408 Lockheed Martin Corp. 5,074,376
149,820 RTX Corp. 10,782,545
31,425,009
Air Freight & Logistics – 0.2%
55,860 CH Robinson Worldwide, Inc. 4,811,222
Automobile Components – 0.9%
100,262 Aptiv PLC * 9,884,831
101,130 Autoliv, Inc. (Sweden) 9,757,022
70,666 Gentex Corp. 2,299,472
41,756 Goodyear Tire & Rubber Co. (The) * 519,027
22,460,352
Automobiles – 1.4%
174,956 General Motors Co. 5,768,299
98,515 Tesla, Inc. * 24,650,423
51,614 Thor Industries, Inc. 4,910,040
35,328,762
Banks – 1.3%
13,408 Bancorp, Inc. (The) * 462,576
408,359 Bank of America Corp. 11,180,869
189,029 Bank of NT Butterfield & Son Ltd.
(The) (Bermuda) 5,118,905
1 Cadence Bank 21
34,427 Commerce Bancshares, Inc. 1,651,807
26,014 Cullen/Frost Bankers, Inc. 2,372,737
11,346 East West Bancorp, Inc. 598,048
40,192 First BanCorp. (Puerto Rico) 540,984
19,845 International Bancshares Corp. 860,082
40,827 JPMorgan Chase & Co. 5,920,732
5,054 PNC Financial Services Group, Inc.
(The) 620,480
145,428 Prosperity Bancshares, Inc. 7,937,460
37,264,701
Biotechnology – 4.6%
300,602 AbbVie, Inc. 44,807,734
11,499 Biogen, Inc. * 2,955,358
160,006 Gilead Sciences, Inc. 11,990,850
165,704 Horizon Therapeutics PLC * 19,170,296
4,775 Regeneron Pharmaceuticals, Inc. * 3,929,634
85,360 Vertex Pharmaceuticals, Inc. * 29,683,086
112,536,958
Broadline Retail – 3.0%
489,171 Amazon.com, Inc. * 62,183,418
34,974 eBay, Inc. 1,542,004
7,209 MercadoLibre, Inc. (Brazil) * 9,140,147
72,865,569
Building Products – 0.2%
28,804 Carrier Global Corp. 1,589,981
21,989 Johnson Controls International PLC 1,170,035
4,324 Lennox International, Inc. 1,619,079
4,379,095
Capital Markets – 2.5%
169,435 CME Group, Inc. 33,924,276
Shares Description Value
aa
Common Stocks – (continued)
Capital Markets – (continued)
19,961 Interactive Brokers Group, Inc.,
Class A $ 1,727,824
107,848 Jefferies Financial Group, Inc. 3,950,472
9,250 LPL Financial Holdings, Inc. 2,198,262
82,450 Morgan Stanley 6,733,691
48,055 Nasdaq, Inc. 2,334,992
90,397 Northern Trust Corp. 6,280,784
49,210 Stifel Financial Corp. 3,023,462
60,173,763
Chemicals – 2.1%
47,477 CF Industries Holdings, Inc. 4,070,678
8,601 Dow, Inc. 443,468
71,308 Element Solutions, Inc. 1,398,350
53,875 Innospec, Inc. 5,506,025
55,741 Linde PLC 20,755,161
26,262 Mosaic Co. (The) 934,927
16,316 Olin Corp. 815,474
75,528 Sherwin-Williams Co. (The) 19,263,416
53,187,499
Commercial Services & Supplies – 0.8%
34,845 Cintas Corp. 16,760,793
1,897 Republic Services, Inc. 270,341
13,304 Waste Connections, Inc. 1,786,727
18,817,861
Communications Equipment – 0.7%
86,278 Arista Networks, Inc. * 15,869,113
43,784 Cisco Systems, Inc. 2,353,828
18,222,941
Construction & Engineering – 0.1%
16,920 MasTec, Inc. * 1,217,732
Construction Materials – 0.4%
32,458 Eagle Materials, Inc. 5,404,906
2,496 Martin Marietta Materials, Inc. 1,024,558
35,390 Summit Materials, Inc., Class A * 1,102,045
27,600 Vulcan Materials Co. 5,575,752
13,107,261
Consumer Finance – 0.7%
13,239 Ally Financial, Inc. 353,217
96,351 Discover Financial Services 8,346,887
22,287 OneMain Holdings, Inc. 893,486
56,686 SoFi Technologies, Inc. * 452,921
316,003 Synchrony Financial 9,660,212
19,706,723
Consumer Staples Distribution & Retail – 1.8%
8,547 Casey's General Stores, Inc. 2,320,681
73,533 Costco Wholesale Corp. 41,543,204
2,087 Target Corp. 230,760
44,094,645
Distributors – 0.4%
196,598 LKQ Corp. 9,733,567
Diversified Consumer Services – 0.4%
232,925 Coursera, Inc. * 4,353,368
1,587 Graham Holdings Co., Class B 925,221
73,291 H&R Block, Inc. 3,155,910

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Diversified Consumer Services – (continued)
22,336 Service Corp. International $ 1,276,279
9,710,778
Electrical Equipment – 2.4%
195,946 AMETEK, Inc. 28,952,981
32,336 Atkore, Inc. * 4,824,208
32,308 Emerson Electric Co. 3,119,984
85,947 Encore Wire Corp. 15,681,890
127,178 nVent Electric PLC 6,739,162
59,318,225
Electronic Equipment, Instruments & Components – 0.7%
94,239 Keysight Technologies, Inc. * 12,468,762
24,778 TE Connectivity Ltd. 3,060,826
2,989 Teledyne Technologies, Inc. * 1,221,246
1 Vontier Corp. 31
16,750,865
Energy Equipment & Services – 0.8%
33,803 Nabors Industries Ltd. * 4,162,501
94,650 Schlumberger NV 5,518,095
476,743 TechnipFMC PLC (United
Kingdom) 9,696,953
19,377,549
Entertainment – 0.4%
28,089 Netflix, Inc. * 10,606,406
Financial Services – 5.3%
44,510 Banco Latinoamericano de
Comercio Exterior SA, Class E
(Panama) 943,612
180,259 Berkshire Hathaway, Inc., Class B * 63,144,728
258,168 Equitable Holdings, Inc. 7,329,390
30,297 Essent Group Ltd. 1,432,745
29,953 Euronet Worldwide, Inc. * 2,377,669
119,426 MGIC Investment Corp. 1,993,220
201,597 Visa, Inc., Class A 46,369,326
151,167 Voya Financial, Inc. 10,045,047
133,635,737
Food Products – 2.2%
39,594 Darling Ingredients, Inc. * 2,066,807
290,915 General Mills, Inc. 18,615,651
9,833 Lancaster Colony Corp. 1,622,740
459,388 Mondelez International, Inc., Class
A 31,881,527
54,186,725
Ground Transportation – 0.9%
94,059 CSX Corp. 2,892,314
12,022 Norfolk Southern Corp. 2,367,492
46,967 Ryder System, Inc. 5,023,121
61,767 Union Pacific Corp. 12,577,614
22,860,541
Health Care Equipment & Supplies – 2.0%
507,954 Boston Scientific Corp. * 26,819,971
43,719 Embecta Corp. 657,971
114,644 Envista Holdings Corp. * 3,196,275
12,201 IDEXX Laboratories, Inc. * 5,335,131
36,443 Intuitive Surgical, Inc. * 10,651,924
Shares Description Value
aa
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
13,966 Stryker Corp. $ 3,816,489
50,477,761
Health Care Providers & Services – 5.8%
190,461 Centene Corp. * 13,118,954
21,748 Cigna Group (The) 6,221,450
71,276 Elevance Health, Inc. 31,034,996
43,802 HCA Healthcare, Inc. 10,774,416
56,280 Humana, Inc. 27,381,346
6,269 Molina Healthcare, Inc. * 2,055,542
135,824 Progyny, Inc. * 4,620,732
55,110 Tenet Healthcare Corp. * 3,631,198
101,490 UnitedHealth Group, Inc. 51,170,243
6,032 Universal Health Services, Inc.,
Class B 758,403
150,767,280
Health Care REITs – 0.0%
28,435 Ventas, Inc. REIT 1,197,967
Hotel & Resort REITs – 1.2%
748,631 Host Hotels & Resorts, Inc. REIT 12,030,500
1,210,308 Park Hotels & Resorts, Inc. REIT 14,910,995
268,465 RLJ Lodging Trust REIT 2,628,272
29,569,767
Hotels, Restaurants & Leisure – 3.4%
49,494 Airbnb, Inc., Class A * 6,791,072
16,738 Boyd Gaming Corp. 1,018,173
18,628 Chipotle Mexican Grill, Inc. * 34,123,329
118,388 International Game Technology PLC 3,589,524
532,385 Las Vegas Sands Corp. 24,404,528
165,505 Wynn Resorts Ltd. 15,294,317
5,222 Yum! Brands, Inc. 652,437
85,873,380
Household Durables – 0.9%
224,286 M/I Homes, Inc. * 18,848,995
40,583 PulteGroup, Inc. 3,005,171
21,854,166
Household Products – 0.0%
8,185 Procter & Gamble Co. (The) 1,193,864
Industrial REITs – 1.4%
125,458 First Industrial Realty Trust, Inc.
REIT 5,970,546
276,857 Prologis, Inc. REIT 31,066,124
37,036,670
Insurance – 2.6%
303,068 American Equity Investment Life
Holding Co. 16,256,568
35,396 American Financial Group, Inc. 3,952,671
49,985 Arch Capital Group Ltd. * 3,984,304
40,572 Chubb Ltd. 8,446,279
93,834 CNO Financial Group, Inc. 2,226,681
11,633 Globe Life, Inc. 1,264,856
62,028 Goosehead Insurance, Inc., Class
A * 4,622,947
21,762 Kinsale Capital Group, Inc. 9,012,297
56,632 Loews Corp. 3,585,372
15,650 Marsh & McLennan Cos., Inc. 2,978,195

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
aa
Common Stocks – (continued)
Insurance – (continued)
6,559 Reinsurance Group of America, Inc. $ 952,301
104,963 W R Berkley Corp. 6,664,101
63,946,572
Interactive Media & Services – 5.1%
534,596 Alphabet, Inc., Class A * 69,957,233
315,000 Alphabet, Inc., Class C * 41,532,750
158,308 Bumble, Inc., Class A * 2,361,955
51,878 Meta Platforms, Inc., Class A * 15,574,294
129,426,232
IT Services – 2.0%
5,074 EPAM Systems, Inc. * 1,297,371
53,082 Gartner, Inc. * 18,239,506
13,789 MongoDB, Inc. * 4,769,064
11,373 Okta, Inc. * 927,013
5,663 Perficient, Inc. * 327,661
120,549 VeriSign, Inc. * 24,414,789
49,975,404
Leisure Products – 0.1%
30,257 Polaris, Inc. 3,150,964
Life Sciences Tools & Services – 1.9%
56,754 Bruker Corp. 3,535,774
7,809 IQVIA Holdings, Inc. * 1,536,421
70,917 Medpace Holdings, Inc. * 17,171,133
18,475 Mettler-Toledo International, Inc. * 20,471,593
3,494 Thermo Fisher Scientific, Inc. 1,768,558
6,675 West Pharmaceutical Services, Inc. 2,504,527
46,988,006
Machinery – 1.5%
5,761 AGCO Corp. 681,411
1 Fortive Corp. 74
97,597 Illinois Tool Works, Inc. 22,477,565
149,764 Mueller Industries, Inc. 11,256,262
15,142 Snap-on, Inc. 3,862,119
38,277,431
Media – 0.9%
2,272 Cable One, Inc. 1,398,734
538,121 News Corp., Class A 10,794,707
130,537 Trade Desk, Inc. (The), Class A * 10,201,467
22,394,908
Metals & Mining – 0.1%
51,431 Carpenter Technology Corp. 3,456,678
Office REITs – 0.0%
1 Vornado Realty Trust REIT 23
Oil, Gas & Consumable Fuels – 2.9%
691,233 Antero Resources Corp. * 17,543,494
10,830 Cheniere Energy, Inc. 1,797,347
89,256 EOG Resources, Inc. 11,314,091
31,866 Exxon Mobil Corp. 3,746,804
37,208 Golar LNG Ltd. (Cameroon) 902,666
49,220 Hess Corp. 7,530,660
14,840 Marathon Petroleum Corp. 2,245,886
631,977 Nordic American Tankers Ltd. 2,603,745
8,760 ONEOK, Inc. 555,647
33,190 Pioneer Natural Resources Co. 7,618,765
Shares Description Value
aa
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
28,683 Scorpio Tankers, Inc. (Monaco) $ 1,552,324
38,283 Teekay Tankers Ltd., Class A
(Canada) 1,593,721
31,484 Valero Energy Corp. 4,461,598
156,754 Williams Cos., Inc. (The) 5,281,042
68,747,790
Personal Care Products – 0.5%
109,937 elf Beauty, Inc. * 12,074,381
Pharmaceuticals – 0.9%
54,409 Elanco Animal Health, Inc. * 611,557
4,801 Eli Lilly & Co. 2,578,761
88,523 Johnson & Johnson 13,787,457
26,154 Merck & Co., Inc. 2,692,554
128,361 Pfizer, Inc. 4,257,734
3,718 Zoetis, Inc. 646,858
24,574,921
Professional Services – 0.5%
235,400 Parsons Corp. * 12,793,990
Real Estate Management & Development – 0.2%
71,280 CoStar Group, Inc. * 5,480,719
Residential REITs – 0.5%
1 Apartment Income REIT Corp.
REIT 31
1 Apartment Investment and
Management Co., Class A REIT * 7
18,472 Camden Property Trust REIT 1,747,082
42,893 Equity LifeStyle Properties, Inc.
REIT 2,732,713
185,449 Independence Realty Trust, Inc.
REIT 2,609,267
29,850 Mid-America Apartment
Communities, Inc. REIT 3,840,203
10,929,303
Retail REITs – 0.0%
21,275 Brixmor Property Group, Inc. REIT 442,094
2 Simon Property Group, Inc. REIT 216
442,310
Semiconductors & Semiconductor Equipment – 5.8%
218,165 Applied Materials, Inc. 30,204,944
29,089 Axcelis Technologies, Inc. * 4,742,961
38,684 Broadcom, Inc. 32,130,157
3,264 KLA Corp. 1,497,066
4,959 Lam Research Corp. 3,108,152
143,748 NVIDIA Corp. 62,528,943
63,128 Texas Instruments, Inc. 10,037,983
144,250,206
Software – 12.0%
76,341 Adobe, Inc. * 38,926,276
710,364 Clear Secure, Inc., Class A 13,525,331
203,363 Fortinet, Inc. * 11,933,341
47,549 Intuit, Inc. 24,294,686
9,452 Manhattan Associates, Inc. * 1,868,282
520,252 Microsoft Corp. 164,269,569
18,506 Oracle Corp. 1,960,156
39,427 Palo Alto Networks, Inc. * 9,243,266

Goldman Sachs U.S. Tax-Managed Equity Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – (continued)
Software – (continued)
24,029 ServiceNow, Inc. * $ 13,431,250
81,700 Splunk, Inc. * 11,948,625
9,872 SPS Commerce, Inc. * 1,684,262
2,459 VMware, Inc., Class A * 409,374
43,289 Zscaler, Inc. * 6,735,336
300,229,754
Specialized REITs – 0.2%
5,206 CubeSmart REIT 198,505
9,634 Lamar Advertising Co., Class A
REIT 804,150
24,837 SBA Communications Corp. REIT 4,971,622
5,974,277
Specialty Retail – 2.4%
1,486 Asbury Automotive Group, Inc. * 341,884
1,467 AutoZone, Inc. * 3,726,165
102,030 CarMax, Inc. * 7,216,582
11,149 Carvana Co. * 468,035
91,859 Lowe's Cos., Inc. 19,091,975
5,074 Murphy USA, Inc. 1,733,938
30,586 O'Reilly Automotive, Inc. * 27,798,392
994 Penske Automotive Group, Inc. 166,058
2,959 Ross Stores, Inc. 334,219
1 Victoria's Secret & Co. * 17
60,877,265
Technology Hardware, Storage & Peripherals – 7.5%
737,207 Apple, Inc. 126,217,210
242,363 Dell Technologies, Inc., Class C 16,698,811
855,908 Hewlett Packard Enterprise Co. 14,867,122
42,942 NetApp, Inc. 3,258,439
103,433 Super Micro Computer, Inc. * 28,363,397
189,404,979
Textiles, Apparel & Luxury Goods – 0.0%
38,986 G-III Apparel Group Ltd. * 971,531
Trading Companies & Distributors – 0.4%
30,466 Ferguson PLC 5,010,743
62,001 Rush Enterprises, Inc., Class A 2,531,501
5,515 United Rentals, Inc. 2,451,804
9,994,048
TOTAL INVESTMENTS – 98.1%
(Cost $1,550,860,148)
$ 2,468,113,033
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.9%
48,454,048
NET ASSETS – 100.0%
$ 2,516,567,081
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
September 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the
Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the
Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are
valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of
Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.
Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter
(“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within
Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.
i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of
September 30, 2023:
INTERNATIONAL TAX- MANAGED EQUITY FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ — $ 2,398,653 $ —
Asia 8,970,504 212,760,767 —
Europe 24,961,523 361,057,148 —
North America 3,834,407 41,120,030 —
Oceania — 43,303,599 —
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Goldman Sachs International Tax-Managed Equity Fund and the Goldman Sachs U.S. Tax-Advantaged Equity Fund may
lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman
Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the
Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the
Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund
is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which
GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market
Fund.
Securities Lending Reinvestment Vehicle 75,600 — —
Total
$ 37,842,034 $ 660,640,197 $ —
€ 1.00 € 1.00 € 1.00
Derivative Type
Assets
Futures Contracts
(b)
$ 23,145 $ — $ —
€ 1.00 € 1.00 € 1.00
Liabilities
Futures Contracts
(b)
$ (97,076) $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
U.S. TAX-MANAGED EQUITY FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Africa $ 902,666 $ — $ —
Europe 21,006,299 — —
North America 2,437,063,921 — —
South America 9,140,147 — —
Total
$ 2,468,113,033 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)
Amount shown represents unrealized gain (loss) at period end.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.
The Funds’ risks include, but are not limited to, the following:
Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively referred to in this paragraph as “derivatives”)
may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.
Foreign and Emerging Countries Risk— Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards;
and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls
(including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Goldman Sachs Tax-Advantaged Equity Funds
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Foreign Custody Risk— A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Large Shareholder Transactions Risk— A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman
Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s
NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk— A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.
If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s
NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.
Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)